MoA Mid Cap Equity Index Fund Annual Fund Operating Expenses - MoA Mid Cap Equity Index Fund - MoA Mid Cap Equity Index Fund	Dec. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.16%